Expense Example {- Franklin Moderate Allocation Fund} - Franklin Fund Allocator Series FAS-25 - Franklin Moderate Allocation Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 635
3 years	815
5 years	1,011
10 years	1,575
Class C
Expense Example:
1 year	266
3 years	514
5 years	887
10 years	1,934
Class R
Expense Example:
1 year	115
3 years	359
5 years	622
10 years	1,375
Class R6
Expense Example:
1 year	55
3 years	184
5 years	324
10 years	733
Advisor Class
Expense Example:
1 year	64
3 years	202
5 years	351
10 years	$ 787